Property, plant and equipment (Narrative) (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 1,098,749	$ 1,102,331
Net Book Value				$ 16,737,595		$ 16,970,832	$ 15,737,081
Lorain Ohio facility [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Book Value			$ 41,500		$ 32,700